Note 16 - Net Financial Loss	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
16
) Net financial loss

Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Interests and gains on financial assets	1,254	1,582	1,620
Unrealized gains on financial assets	-	-	4,063
Foreign exchange gains	784	4,068	5,568
Other financial income	463	352	18
Financial income	2,501	6,002	11,270
Foreign exchange losses	(6,661)	(3,851)	(4,772)
Unrealized losses on financial assets	(3,238)	(3,942)	-
Interest on financial liabilities	(113)	(102)	(204)
Other financial expenses	(523)	(534)	(1)
Financial expenses	(10,535)	(8,429)	(4,976)
Net financial income (loss)	(8,034)	(2,427)	6,293

For the financial years ended
December
31,
2018
and
2019,
the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated cash and cash equivalent and financial assets accounts.

Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level
2
measurements.